36 Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of results by segment
(b)	Results by segment

								2019
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income		Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Chemicals	27,172,288	(25,349,921)	1,822,367	(1,069,867)		(269,363)		483,137
Vinyls	2,692,778	(3,069,301)	(376,523)	(437,153)		(3,673,139)		(4,486,815)
Polyolefins	21,191,851	(18,494,520)	2,697,331	(1,439,229)		(151,351)		1,106,751
USA and Europe	10,044,306	(8,233,079)	1,811,227	(786,096)		9,215		1,034,346
Mexico	3,051,440	(2,504,012)	547,428	(351,199)		324,682		520,911
Total	64,152,663	(57,650,833)	6,501,830	(4,083,544)		(3,759,956)		(1,341,670)

Other segments	296,286	(188,335)	107,951	(44,548)		3,364		66,767
Corporate unit				(217,958)	10,218	1,775,246	(i)	1,567,506

Braskem consolidated before eliminations and reclassifications	64,448,949	(57,839,168)	6,609,781	(4,346,050)	10,218	(1,981,346)		292,603

Eliminations and reclassifications	(12,125,424)	11,960,050	(165,374)	83,616		(57,162)		(138,920)

Total	52,323,525	(45,879,118)	6,444,407	(4,262,434)	10,218	(2,038,508)		153,683

								2018
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income		Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments								Restated
Chemicals	31,111,650	(27,523,702)	3,587,948	(784,450)		(52,006)		2,751,492
Vinyls	3,167,390	(2,908,371)	259,019	(177,344)		8,403		90,078
Polyolefins	22,483,866	(19,295,855)	3,188,011	(1,328,047)		(35,020)		1,824,944
USA and Europe	11,724,776	(9,152,847)	2,571,929	(642,006)		68,733		1,998,656
Mexico	3,770,506	(2,333,845)	1,436,661	(313,526)		322,588		1,445,723
Total	72,258,188	(61,214,620)	11,043,568	(3,245,373)		312,698		8,110,893

Other segments	292,435	(173,608)	118,827	(34,819)		(103)		83,905
Corporate unit	265,438		265,438	(334,420)	(888)	159,914		90,044

Braskem consolidated before eliminations and reclassifications	72,816,061	(61,388,228)	11,427,833	(3,614,612)	(888)	472,509		8,284,842

Eliminations and reclassifications	(14,816,195)	14,811,571	(4,624)					(4,624)

Total	57,999,866	(46,576,657)	11,423,209	(3,614,612)	(888)	472,509		8,280,218

								2017
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income		Operating
	revenue	sold	profit	expenses	investments	(expenses), net		Consolidated
Reporting segments
Chemicals	25,179,288	(20,478,914)	4,700,374	(773,396)		(197,275)		3,729,703
Vinyls	3,066,879	(2,572,774)	494,105	(162,989)		(163,374)		167,742
Polyolefins	19,650,398	(15,432,179)	4,218,219	(1,321,575)		(177,518)		2,719,126
USA and Europe	9,854,496	(7,419,261)	2,435,235	(582,672)		(21,279)		1,831,284
Mexico	3,600,820	(2,097,471)	1,503,349	(283,318)		27,914		1,247,945
Total	61,351,881	(48,000,599)	13,351,282	(3,123,950)		(531,532)		9,695,800

Other segments	83,720	(65,743)	17,977	(13,391)		(2,430)		2,156
Corporate unit				(61,384)	39,956	(320,918)	(ii)	(342,346)

Braskem consolidated before eliminations and reclassifications	61,435,601	(48,066,342)	13,369,259	(3,198,725)	39,956	(854,880)		9,355,610

Eliminations and reclassifications	(12,175,007)	11,888,934	(286,073)	137,389				(148,684)

Total	49,260,594	(36,177,408)	13,083,186	(3,061,336)	39,956	(854,880)		9,206,926

(i)	Includes the amount of R$1,904,206 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Nota 10(c)).
(ii)	Includes gain from sale of “Chemicals distribution” segment in the amount of R$276,816.

Schedule of property, plant and equipment and intangible assets by segment
(c)	Property, plant and equipment and intangible assets by segment

	2019	2018
Reporting segments
Chemicals	10,410,524	10,916,874
Polyolefins	5,077,335	4,985,337
Vinyls	2,121,085	2,334,270
USA and Europe	4,852,760	3,875,566
Mexico	12,020,051	11,835,170
Total	34,481,755	33,947,217
Unallocated amounts	595,514	553,655
Total	35,077,269	34,500,872